Goodwill and Identifiable Intangible Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 1,128,517	$ 1,128,517	$ 706,823
Goodwill related to Aldagen acquisition		616,826	0
Adjustment as a result of immaterial measurement period change		(195,132)
Balance	$ 1,128,517	$ 1,128,517	$ 706,823